SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SCHEDULE OF CATEGORIES OF ASSETS AND THEIR USEFUL LIVES

Categories of assets and their useful lives are as follows:

Asset Class	Estimated Useful Life
Buildings and improvements	15 - 40 years
Construction equipment	5 - 10 years
Transportation equipment	5 - 7 years
Computer and information technology equipment	5 - 7 years
Furniture & fixtures	5 - 7 years
Office equipment	5 - 7 years
Leasehold improvements	Lesser of useful life or remaining lease term